Supplement dated May 24, 2018
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of each of the following funds (the
Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2020 Fund	October 23, 2017
Columbia Adaptive Retirement 2030 Fund	October 23, 2017
Columbia Adaptive Retirement 2040 Fund	October 23, 2017
Columbia Adaptive Retirement 2050 Fund	October 23, 2017
Columbia Adaptive Retirement 2060 Fund	October 23, 2017
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in each Fund's Summary Prospectus and in the “Summary of the Fund — Fund Management” section of the Prospectus for the above mentioned Funds is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	October 2017
Alexander Wilkinson, CFA, CAIA	Portfolio Manager	Portfolio Manager	October 2017
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Funds” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	October 2017
Alexander Wilkinson, CFA, CAIA	Portfolio Manager	Portfolio Manager	October 2017
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. in economics and a B.S. in mathematics with computer science from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Mr. Wilkinson joined the Investment Manager in 2006. Mr. Wilkinson began his investment career in 2006 and earned a B.A. in economics from the University of Massachusetts Amherst.
Shareholders should retain this Supplement for future reference.
SUP000_00_067_(05/18)

Supplement dated May 24, 2018
to the Prospectus and Summary Prospectus, each as supplemented, if applicable, of each of the following funds (the
Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2025 Fund	April 2, 2018
Columbia Adaptive Retirement 2035 Fund	April 2, 2018
Columbia Adaptive Retirement 2045 Fund	April 2, 2018
Columbia Adaptive Retirement 2055 Fund	April 2, 2018
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in each Fund's Summary Prospectus and in the “Summary of the Fund — Fund Management” section of the Prospectus for the above mentioned Funds is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	April 2018
Alexander Wilkinson, CFA, CAIA	Portfolio Manager	Portfolio Manager	April 2018
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Funds” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	April 2018
Alexander Wilkinson, CFA, CAIA	Portfolio Manager	Portfolio Manager	April 2018
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. in economics and a B.S. in mathematics with computer science from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Mr. Wilkinson joined the Investment Manager in 2006. Mr. Wilkinson began his investment career in 2006 and earned a B.A. in economics from the University of Massachusetts Amherst.
Shareholders should retain this Supplement for future reference.
SUP000_00_068_(05/18)

Supplement dated May 24, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Adaptive Risk Allocation Fund	August 1, 2017
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above-mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2015
Alexander Wilkinson, CFA, CAIA	Portfolio Manager	Portfolio Manager	May 2018
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2015
Alexander Wilkinson, CFA, CAIA	Portfolio Manager	Portfolio Manager	May 2018
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. in economics and a B.S. in mathematics with computer science from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Mr. Wilkinson joined the Investment Manager in 2006. Mr. Wilkinson began his investment career in 2006 and earned a B.A. in economics from the University of Massachusetts Amherst.
Shareholders should retain this Supplement for future reference.
SUP214_05_006_(05/18)

Supplement dated May 24, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Alternative Beta Fund	10/1/2017
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Marc Khalamayzer, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2015
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Portfolio Manager	2015
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Marc Khalamayzer, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2015
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Portfolio Manager	2015
Mr. Khalamayzer joined the Investment Manager in 2014 as an analyst for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Khalamayzer was a director at Gottex Fund Management Sarl. Mr. Khalamayzer began his investment career in 2006 and earned a B.S. in economics-finance and a M.S. in finance from Bentley University.
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. in economics and a B.S. in mathematics with computer science from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Shareholders should retain this Supplement for future reference.
SUP259_05_006_(05/18)

Supplement dated May 24, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Diversified Absolute Return Fund	10/1/2017
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund – Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2015
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Portfolio Manager	2015
Alexander Wilkinson, CFA, CAIA	Portfolio Manager	Portfolio Manager	January 2017
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers – Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2015
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Portfolio Manager	2015
Alexander Wilkinson, CFA, CAIA	Portfolio Manager	Portfolio Manager	January 2017
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. in economics and a B.S. in mathematics with computer science from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Mr. Virginia joined the Investment Manager in 2010. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
Mr. Wilkinson joined the Investment Manager in 2006. Mr. Wilkinson began his investment career in 2006 and earned a B.A. in economics from the University of Massachusetts Amherst.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP258_05_002_(05/18)

Supplement dated May 24, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Diversified Real Return Fund	6/1/2017
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Lead Portfolio Manager	2017
Dan Boncarosky, CFA	Portfolio Manager	Portfolio Manager	2017
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Lead Portfolio Manager	2017
Dan Boncarosky, CFA	Portfolio Manager	Portfolio Manager	2017
Dr. Bahuguna joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Mr. Boncarosky joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Boncarosky began his investment career in 2008 and earned a B.S. from Leonard N. Stern School of Business at New York University.
Shareholders should retain this Supplement for future reference.
SUP249_01_006_(05/18)

Supplement dated May 24, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Multi-Asset Income Fund	9/1/2017
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Lead Portfolio Manager	2015
Dan Boncarosky, CFA	Portfolio Manager	Portfolio Manager	2015
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Lead Portfolio Manager	2015
Dan Boncarosky, CFA	Portfolio Manager	Portfolio Manager	2015
Dr. Bahuguna joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Mr. Boncarosky joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Boncarosky began his investment career in 2008 and earned a B.S. from Leonard N. Stern School of Business at New York University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP261_04_004_(05/18)

Supplement dated May 24, 2018
to the Prospectus of each of the following funds (the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Solutions Aggressive Portfolio	October 23, 2017, as amended January 31, 2018
Columbia Solutions Conservative Portfolio	October 23, 2017, as amended January 31, 2018
Effective immediately, the list of portfolio managers in each Fund's summary section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Co-Portfolio Manager	October 2017
Alexander Wilkinson, CFA, CAIA	Portfolio Manager	Co-Portfolio Manager	October 2017
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Funds" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Co-Portfolio Manager	October 2017
Alexander Wilkinson, CFA, CAIA	Portfolio Manager	Co-Portfolio Manager	October 2017
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. in economics and a B.S. in mathematics with computer science from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Mr. Wilkinson joined the Investment Manager in 2006. Mr. Wilkinson began his investment career in 2006 and earned a B.A. in economics from the University of Massachusetts Amherst.
Shareholders should retain this Supplement for future reference.
SUP296_03_001_(05/18)